Panda Interests (Tables)	9 Months Ended
Sep. 30, 2020
Panda Interests
Schedule of Profits Interest

The table below summarizes the Company’s profits interest since the date of the transaction (in thousands except for unit and per unit information):

Panda units granted	26.2
Fair value per unit on grant date	$67,690
Grant date fair value	$1,773
Change in fair value of Panda interests	198
Fair value at December 31, 2019	$1,971
Change in fair value of Panda interests	148
Fair value at September 30, 2020	$2,119